Income Taxes (Narrative) (Details) $ in Millions	3 Months Ended
Jan. 31, 2025 CAD ($)
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	$ 1,791
Tax rate effect from change in tax rate	0.50%
Revenu Quebec Agency [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	$ 52
Canada Revenue Agency Reassessment [member] | 2011 to 2019 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	1,668
Canada Revenue Agency Reassessment [member] | 2019 taxation year [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	7
Alberta Tax and Revenue Administration Reassessment [member] | 2011 to 2018 taxation years [member]
Disclosure Of Income Tax [Line Items]
Additional Income Tax and Interest reassessed	$ 71